Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses [member]	Unit Premiums And Reserves [member]	Total
Balance as (in number of units) at Dec. 31, 2015	15,308,934
Balance as at Dec. 31, 2015	$ 153,089,340	$ (41,727,170)	$ (15,133,473)	$ 686	$ 96,229,383
Proceeds from issuance of Units (note 7)	$ 817,063				817,063
Cost of redemption of Units (note 7) (in number of units)	(664,103)
Cost of redemption of Units (note 7)	$ (6,641,030)	(2,789,963)			(3,851,067)
Cost of redemption of Units (note 7)	$ 6,641,030	2,789,963			3,851,067
Net income (loss) for the year		10,344,780			10,344,780
Balance as (in number of units) at Dec. 31, 2016	14,758,966
Balance as at Dec. 31, 2016	$ 147,265,373	(28,592,427)	(15,143,489)	686	103,530,143
Proceeds from issuance of Units (note 7) (in number of units)	114,135
Underwriting commissions and issue expenses			(10,016)		(10,016)
Cost of redemption of Units (note 7) (in number of units)	(1,559,845)
Cost of redemption of Units (note 7)	$ (15,598,450)	(3,032,786)			(12,565,664)
Cost of redemption of Units (note 7)	$ 15,598,450	3,032,786			12,565,664
Net income (loss) for the year		34,302,651			34,302,651
Balance as (in number of units) at Dec. 31, 2017	13,199,121
Balance as at Dec. 31, 2017	$ 131,666,923	$ 8,743,010	$ (15,143,489)	$ 686	$ 125,267,130